System Fund (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of System Fund Revenues
System Fund revenues comprise:

	2021 $m	2020 $m	2019 $m
Assessment fees and contributions received from hotels	727	490	1,036
Loyalty programme revenues, net of the cost of point redemptions	201	275	337
	928	765	1,373

Summary of System Fund Expenses
System Fund expenses include:

	2021 $m	2020 $m	2019 $m
Marketing	147	109	461
Payroll costs (note 4)	304	242	313
Depreciation and amortisation	94	62	54
Impairment (reversal)/loss on financial assets (note 18)	(6)	24	12
Other impairment (reversals)/charges	(3)	41	–